Information about Segments and Geographic Areas (Stock-based Compensation and Depreciation, Amortization and Impairment by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Stock-based compensation	$ 5,203	$ 4,175	$ 3,127
Depreciation, amortization and impairment	5,063	4,979	3,939
Operating Segments | Google
Segment Reporting Information [Line Items]
Stock-based compensation	4,587	3,677	2,911
Depreciation, amortization and impairment	4,839	4,778	3,668
Operating Segments | Other Bets
Segment Reporting Information [Line Items]
Stock-based compensation	498	347	124
Depreciation, amortization and impairment	203	148	24
Reconciling items
Segment Reporting Information [Line Items]
Stock-based compensation	118	151	92
Depreciation, amortization and impairment	$ 21	$ 53	$ 247